Share-based compensation - Schedule of share-based compensation (Details) - USD ($)		3 Months Ended				9 Months Ended
		Sep. 30, 2026		Sep. 30, 2025		Sep. 30, 2026	Sep. 30, 2025
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation		$ 624,473		$ 996,194		$ 1,529,979	$ 2,137,050
Share options [member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	[1]	614,633		957,974		755,435	1,632,261
RSUs [Member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	[2]	$ 9,840	[1]	$ 38,220	[1]	$ 774,544	$ 504,789

[1]	Includes $1,030 and $36,875 share-based compensation from Unbuzzd for the nine months ended September 30, 2026, and 2025, respectively.
[2]	Includes $11,145 and $Nil share-based compensation from Unbuzzd for the nine months ended September 30, 2026, and 2025, respectively.